DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ 53,129	$ 38,894
Actions for recourse tax receivable	(870)	(1,259)
Total deferred tax liability, net	52,259	37,635
Net deferred tax assets	(293)	(120)
Net deferred tax liabilities	52,552	37,755
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(8,590)	(4,408)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(1,513)	(1,422)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(1,529)	(1,634)
PP&E and Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	51,922	45,825
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	515	642
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	12,346
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ (22)	$ (109)